Other Income	12 Months Ended
Dec. 31, 2023
Text block [abstract]
Other Income
8	Other income

	Year ended December 31,
	2021	2022	2023
	RMB’000	RMB’000	RMB’000
Account management service fees	3,507,999	1,094,030	1,131,607
Others	367,408	143,974	12,163

	3,875,407	1,238,004	1,143,770